STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

December 22, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Keith O’Connell, Esq.

Re:	The Lazard Funds, Inc.
File Numbers: 33-40682; 811-06312

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 51 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which adds a new series to the Fund, Lazard Global Listed Infrastructure Portfolio (the “Portfolio”).

The Amendment is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) that were provided by Keith O’Connell of the Staff via telephone on November 23, 2009 to Post-Effective Amendment No. 50 to the Registration Statement, as well as certain other non-material changes.

For the convenience of the Staff and for completeness purposes, the Staff’s comments have been restated below in their entirety, and the Fund’s response is set out immediately following each comment. Capitalized terms used but not defined are used as defined in the Amendment. References to the “Prospectus” are to the prospectus filed as part of the Amendment, and page references are to those in the Prospectus.

PROSPECTUS

Front Cover Page

1.	Staff Comment: On the front cover page of the Prospectus, please revise “As with all mutual funds, the Securities and Exchange Commission…” to read “The Securities and Exchange Commission…”

Response: The requested change has been made.

Table of Contents

2.	Staff Comment: On page 1 of the Prospectus, please delete the following language: “Lazard Asset Management LLC serves as the Portfolio’s Investment Manager.” This language is not required by Form N-1A.

Response: The requested change has been made.

Summary Section

3.	Staff Comment: In the fee table on page 2 of the Prospectus, please revise the language below the heading “Shareholder Fees (fees paid directly from your investment)” to read “Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less).”

Response: The requested change has been made.

4.	Staff Comment: In the fee table on page 2 of the Prospectus, please revise the heading “Annual Portfolio Operating Expenses” to read “Annual Fund Operating Expenses” to conform to the requirements of Item 3 of Form N-1A.

Response: Pursuant to a subsequent conversation with the Staff, we understand that revision of the heading “Annual Portfolio Operating Expenses” is not necessary.

5.	Staff Comment: The second footnote to the fee table on page 2 of the Prospectus states that the fee waiver and expense reimbursement are effective through April 30, 2011. Please confirm that the fee example is based on a partial waiver, and not on a waiver for the full year.

Response: The fee example is based on waiver/reimbursement for the first year. The second sentence of the paragraph immediately above the Example has been revised as follows (added language in italics): “The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only.”

6.	Staff Comment: In the second footnote to the fee table on page 2 of the Prospectus, please delete “(as defined in Form N-1A).”

Response: The requested change has been made.

7.	Staff Comment: Please confirm to the Staff that there are no Acquired Fund expenses.

Response: We confirm that there are not anticipated to be any Acquired Fund expenses.

8.	Staff Comment: A fund with “global” in its name must invest a certain percentage outside the United States. Please add language describing the appropriate compliance test for the Portfolio on page 3 of the Prospectus. Please refer to the prospectus for Cohen & Steers Institutional Global Realty Shares, Inc. (333-134172; 811-21902) for model language.

Response: The following language has been added to pages 3 and 7 of the Prospectus under the subheading “Principal Investment Strategies”:

Under normal market conditions, the Portfolio will invest significantly (at least 40%—unless market conditions are not deemed favorable by the

Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

In addition, the following sentence will accompany this language on page 7 of the Prospectus: “The Portfolio considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S.”

9.	Staff Comment: In “Principal Investment Strategies” on page 3 of the Prospectus, please revise the language to clarify that the Portfolio’s investment in securities may include foreign securities, including securities of emerging market countries.

Response: Please see the response to Comment 8. In addition, the following language on page 7 of the Prospectus has also been added to page 3 of the Prospectus:

The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries. The allocation of the Portfolio’s assets to emerging market countries may shift from time to time based on the Investment Manager’s judgment and analysis of market conditions.

10.	Staff Comment: In “Performance Bar Chart and Table” on page 4 of the Prospectus, please add the following language: “The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.” Please refer to Item 4(b)(2)(i) of Form N-1A.

Response: The requested change has been made.

11.	Staff Comment: In “Purchase and Sale of Fund Shares” on page 5 of the Prospectus, please revise the language regarding the procedures for redeeming shares to conform to the requirements of Item 6(b) of Form N-1A. Also, please delete “at the net asset value next determined.”

Response: The referenced language has been replaced with the following: “Portfolio shares are redeemable through the Fund’s transfer agent, Boston Financial Data Services, Inc. (the “Transfer Agent”), on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.”

12.	Staff Comment: Please delete the following language from “Tax Information” on page 5 of the Prospectus: “An exchange of the Portfolio’s shares for shares of another portfolio of the Fund will be treated as a sale of the Portfolio’s shares, and any gain on the transaction may be subject to income taxes.”

Response: The requested change has been made.

Investment Objective, Strategies, Risk/Return and Expenses

13.	Staff Comment: Page 7 of the Prospectus discusses the various investment techniques the Portfolio may engage in consistent with its investment strategies, including “writing put and covered call options on securities (including exchange-traded funds) and entering into other derivatives transactions such as swap agreements, forward currency contracts and options on indexes and currencies.” Please include all such investment techniques in “Principal Investment Strategies” in the summary section on page 3 of the Prospectus.

Response: The following language from page 7 has been added on page 3 at the end of the “Principal Investment Strategies” section:

The Portfolio may engage in various investment techniques consistent with its investment strategies, including writing put and covered call options on securities (including exchange-traded funds) and entering into other derivatives transactions such as swap agreements, forward currency contracts and options on indexes and currencies.

We have also added corresponding risk disclosure from page 9 to page 4.

Other Performance of the Investment Manager

14.	Staff Comment: On page 18 of the Prospectus, please add “Prior Performance of Similar Accounts” to the heading “Lazard Global Listed Infrastructure Composite.”

Response: The requested change has been made.

15.	Staff Comment: On page 18 of the Prospectus, please confirm that charges include sales loads, if applicable.

Response: The performance results of the Global Listed Infrastructure Composite reflect actual fees charged to the Other Accounts (except custodian fees of separate accounts), including any applicable sales loads (although currently no Other Accounts charge sales loads).

Back Cover Page

16.	Staff Comment: On the inside back cover page of the Prospectus, please revise the Commission’s telephone number and zip code to conform to Item 1 of Form N-1A.

Response: The requested change has been made. Please also see the response to Comment 17.

17.	Staff Comment: Please revise the outside back cover page of the Prospectus to conform to the requirements of Form N-1A (i.e., including the Fund’s Investment Company Act file number), as it currently does not include any of the required information.

Response: All items on the inside back cover page have been moved to the back cover, including all items required to be on the back cover page by Item 1(b) of Form N-1A and the instructions thereto.

GENERAL

18.	Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Fund and its management are in possession of all facts relating to the Portfolio’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the Fund acknowledging that:

	•	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

	•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

	•	the Fund may not assert Staff comments as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Fund, on behalf of the Portfolio, is filed with this letter.

As counsel to the Fund, we hereby advise you that the Amendment does not contain disclosures which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

We hope the Staff finds this letter and the revisions in the Amendment are responsive to the Staff’s comments. Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6173 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Linda Y. Kim
Linda Y. Kim

cc: Janna Manes

December 22, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Keith O’Connell, Esq.

Re:	The Lazard Funds, Inc. (the “Fund”)
Registration Statement on Form N-1A
(File Numbers: 33-40682; 811-06312)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Fund acknowledges the following:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By: /s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary